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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21959
                                  ----------------------------------------------

                           Centurion Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 5860 Ridgeway Center Parkway, Suite 330       Memphis, Tennessee    38120
--------------------------------------------------------------------------------
        (Address of principal executive offices)                   (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (901) 766-9393
                                                     ---------------------------

Date of fiscal year end:        November 30, 2008
                          ------------------------------------

Date of reporting period:       August 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS - 97.0%                                   VALUE
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE - 4.1%
      607     L-3 Communications Holdings, Inc.                   $     63,092
      602     Precision Castparts Corp.                                 62,163
                                                                  ------------
                                                                       125,255
                                                                  ------------
              AUTO COMPONENTS - 1.7%
    2,724     Goodyear Tire & Rubber Co. (The)(a)                       53,418
                                                                  ------------

              BIOTECHNOLOGY - 2.5%
      731     United Therapeutics Corp.(a)                              77,581
                                                                  ------------

              CAPITAL MARKETS - 4.1%
    4,372     GFI Group, Inc.                                           50,715
    3,654     TD AMERITRADE Holding Corp.(a)                            74,651
                                                                  ------------
                                                                       125,366
                                                                  ------------
              COMMUNICATIONS EQUIPMENT - 2.1%
    1,240     Harris Corp.                                              64,926
                                                                  ------------

              CONSTRUCTION & ENGINEERING - 1.8%
    1,100     Foster Wheeler Ltd.(a)                                    54,659
                                                                  ------------

              DIVERSIFIED FINANCIAL SERVICES - 5.4%
      134     CME Group, Inc.                                           44,941
      700     IntercontinentalExchange, Inc.(a)                         61,621
    1,832     NASDAQ OMX Group, Inc. (The)(a)                           59,888
                                                                  ------------
                                                                       166,450
                                                                  ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
    1,548     Amphenol Corp. - Class A                                  73,561
                                                                  ------------

              ENERGY EQUIPMENT & SERVICES - 9.9%
    1,524     Helix Energy Solutions Group, Inc.(a)                     46,893
      916     National Oilwell Varco, Inc.(a)                           67,537
    1,278     Noble Corp.                                               64,271
    1,121     Tidewater, Inc.                                           68,011
      464     Transocean, Inc.(a)                                       59,021
                                                                  ------------
                                                                       305,733
                                                                  ------------
              FOOD PRODUCTS - 1.3%
    1,522     Archer-Daniels-Midland Co.                                38,750
                                                                  ------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
      902     Stryker Corp.                                             60,605
                                                                  ------------

              HOUSEHOLD PRODUCTS - 1.9%
      700     Energizer Holdings, Inc.(a)                               59,458
                                                                  ------------

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 97.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.2%
    1,819     NRG Energy, Inc.(a)                                 $     68,467
                                                                  ------------

              INSURANCE - 4.1%
    1,230     ACE Ltd.                                                  64,710
    1,075     Assurant, Inc.                                            62,812
                                                                  ------------
                                                                       127,522
                                                                  ------------
              INTERNET SOFTWARE & SERVICES - 6.6%
    1,970     Akamai Technologies, Inc.(a)                              45,113
    2,030     Digital River, Inc.(a)                                    88,812
    2,744     j2 Global Communications, Inc.(a)                         67,694
                                                                  ------------
                                                                       201,619
                                                                  ------------
              IT SERVICES - 4.2%
      952     Alliance Data Systems Corp.(a)                            61,156
    1,287     Fiserv, Inc.(a)                                           66,744
                                                                  ------------
                                                                       127,900
                                                                  ------------
              MACHINERY - 6.4%
    1,016     Bucyrus International, Inc.                               70,968
      843     Caterpiller, Inc.                                         59,625
      824     Danaher Corp.                                             67,214
                                                                  ------------
                                                                       197,807
                                                                  ------------
              METALS & MINING - 3.6%
      700     Freeport-McMoRan Copper & Gold, Inc.                      62,524
      910     Nucor Corp.                                               47,775
                                                                  ------------
                                                                       110,299
                                                                  ------------
              MULTI-LINE RETAIL - 2.7%
    1,693     Kohl's Corp.(a)                                           83,245
                                                                  ------------

              OIL, GAS & CONSUMABLE FUELS - 3.9%
      530     Apache Corp.                                              60,621
      767     Occidental Petroleum Corp.                                60,869
                                                                  ------------
                                                                       121,490
                                                                  ------------
              PHARMACEUTICALS - 1.9%
    2,569     Endo Pharmaceuticals Holdings, Inc.(a)                    58,368
                                                                  ------------

              ROAD & RAIL - 4.9%
    2,131     Hunt (J.B.) Transport Services, Inc.                      77,675
      974     Norfolk Southern Corp.                                    71,618
                                                                  ------------
                                                                       149,293
                                                                  ------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
    1,056     MEMC Electronic Materials, Inc.(a)                        51,839
    8,476     ON Semiconductor Corp.(a)                                 80,268
    2,625     Xilinx, Inc.                                              68,198
                                                                  ------------
                                                                       200,305
                                                                  ------------

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 97.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              SPECIALTY RETAIL - 4.6%
    1,899     Advance Auto Parts, Inc.                            $     81,733
    1,627     Guess?, Inc.                                              60,638
                                                                  ------------
                                                                       142,371
                                                                  ------------
              TEXTILES, APPAREL & LUXURY GOODS - 3.7%
    2,020     Coach, Inc.(a)                                            58,560
      494     Deckers Outdoor Corp.(a)                                  56,163
                                                                  ------------
                                                                       114,723
                                                                  ------------
              WIRELESS TELECOMMUNICATION SERVICES - 2.5%
    1,463     NII Holdings, Inc.(a)                                     76,837
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $3,105,396)               $  2,986,008
                                                                  ------------

================================================================================
    SHARES    SHORT-TERM INVESTMENTS - 2.2%                           VALUE
--------------------------------------------------------------------------------
   67,665     UMB Money Market Fiduciary, 0.94%, floating rate
                (Cost $67,665)                                    $     67,665
                                                                  ------------

              TOTAL INVESTMENT SECURITIES AT VALUE - 99.2%
                (Cost $3,173,061)                                 $  3,053,673

              OTHER ASSETS IN EXCESS OF LIABILITES - 0.8%               24,707
                                                                  ------------

              NET ASSETS - 100.0%                                 $  3,078,380
                                                                  ============

(a)  Non-income producing security.



See accompanying notes to schedule of investments.

CENTURION CHRISTIAN VALUES FUND
NOTES TO SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

The Centurion Christian Values Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o    Level 1 - quoted prices in active markets for identical securities
o    Level 2 - other significant observable inputs
o    Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, all of the inputs used to value the Fund's investments were Level 1.


2.   INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2008:



          Tax cost of portfolio investments          $  3,173,061
                                                     ============

          Gross unrealized appreciation              $    156,067
          Gross unrealized depreciation                  (275,455)
                                                     ------------

          Net unrealized depreciation                $   (119,388)
                                                     ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Centurion Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*       /s/ David C. Lenoir
                           -----------------------------------------------------
                               David C. Lenoir, President

Date          October 14, 2008
      ---------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*       /s/ David C. Lenoir
                           -----------------------------------------------------
                               David C. Lenoir, President

Date          October 14, 2008
      ---------------------------------------------------



By (Signature and Title)*       /s/ Mark J. Seger
                           -----------------------------------------------------
                               Mark J. Seger, Treasurer

Date          October 14, 2008
      ---------------------------------------------------



* Print the name and title of each signing officer under his or her signature.